Earnings (Loss) Per Common Share - Summary of Earnings (Loss) Per Common Share Computation (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income (loss) available to common shareholders	$ 55,998	$ 1,630	$ 2,963	$ 826	$ 1,452	$ 3,164	$ 2,828	$ 2,776	$ 61,417	$ 10,220	$ (29,808)
Average common shares outstanding									18,843,077	18,648,339	17,830,018
Net effect of dilutive shares									90,253	61,820
Dilutive common shares outstanding									18,933,330	18,710,159	17,830,018
Earnings (loss) per share - basic	$ 2.96	$ 0.09	$ 0.16	$ 0.04	$ 0.08	$ 0.17	$ 0.15	$ 0.15	$ 3.26	$ 0.55	$ (1.67)
Earnings (loss) per share - diluted	$ 2.94	$ 0.09	$ 0.16	$ 0.04	$ 0.08	$ 0.17	$ 0.15	$ 0.15	$ 3.24	$ 0.55	$ (1.67)